UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2018

WESTERN ASSET

INTERMEDIATE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 28, 2018

II	Western Asset Intermediate Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended November 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s final reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.4%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and decelerations in nonresidential fixed investment and personal consumption expenditures. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on November 30, 2018, the unemployment rate was 3.7%, versus 4.0% when the period began. November 2018’s reading equaled the lowest unemployment rate since 1969. The percentage of longer-term unemployed also declined during the reporting period. In November 2018, 20.8% of Americans looking for a job had been out of work for more than six months, versus 23.0% when the period began.

Western Asset Intermediate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017, the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As widely expected, the Fed again raised rates at its meetings that ended on March 21, 2018 (to a range between 1.50% and 1.75%), June 13, 2018 (to a range between 1.75% and 2.00%) and September 26, 2018 (to a range between 2.00% and 2.25%). Finally, at its meeting that ended on December 19, 2018, after the reporting period ended, the Fed raised rates to a range between 2.25% and 2.50%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended November 30, 2018. The yield for the two-year Treasury note began the reporting period at 2.40% — the low for the period — and ended the period at 2.80%. The peak for the period of 2.98% occurred on November 8, 2018. The yield for the ten-year Treasury began the reporting period at 2.83% and ended the period at 3.01%. The low for the period of 2.82% took place on a number of occasions in July and August 2018, and the high for the period of 3.24% took place on November 8, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given changing expectations for global growth, central bank monetary policy adjustments and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -0.30% during the six-month reporting period ended November 30, 2018.

Performance review

For the six months ended November 30, 2018, Class I shares of Western Asset Intermediate Bond Fund returned 0.08%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Indexv, returned 0.46% for the same period. The Lipper Core Plus Bond Funds Category Average1 returned -0.44% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 296 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate Bond Fund

Performance Snapshot as of November 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	-0.11%
Class C	-0.56%
Class R	-0.32%
Class I	0.08%
Class IS	0.12%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	0.46%
Lipper Core Plus Bond Funds Category Average	-0.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2018 for Class A, Class C, Class R, Class I and Class IS shares were 2.72%, 2.09%, 2.54%, 3.16% and 3.25%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 2.42%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 28, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.87%, 1.58%, 1.22%, 0.52% and 0.45%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation

Western Asset Intermediate Bond Fund	V

Investment commentary (cont’d)

(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 28, 2018

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

VI	Western Asset Intermediate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2018 and May 31, 2018 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

*

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

‡	Represents less than 0.1%.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2018 and held for the six months ended November 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.11%	$1,000.00	$998.90	0.89%	$4.46	Class A	5.00%	$1,000.00	$1,020.61	0.89%	$4.51
Class C	-0.56	1,000.00	994.40	1.61	8.05	Class C	5.00	1,000.00	1,017.00	1.61	8.14
Class R	-0.32	1,000.00	996.80	1.15	5.76	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	0.08	1,000.00	1,000.80	0.53	2.66	Class I	5.00	1,000.00	1,022.41	0.53	2.69
Class IS	0.12	1,000.00	1,001.20	0.45	2.26	Class IS	5.00	1,000.00	1,022.81	0.45	2.28

2	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended November 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

4	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 35.0%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	3.400%	5/15/25	$1,070,000	$997,030
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	460,000	413,674	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	112,287
Telefonica Emisiones SAU, Senior Notes	4.895%	3/6/48	2,270,000	1,985,107
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	889,110
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	722,489
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	240,010
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	944,000	937,371
Total Diversified Telecommunication Services				6,297,078
Media — 0.8%
21st Century Fox America Inc., Senior Notes	3.000%	9/15/22	170,000	166,186
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	298,746
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,300,000	3,281,863
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	160,000	149,131
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	766,829
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	271,161
Comcast Corp., Senior Notes	3.950%	10/15/25	790,000	787,597
Comcast Corp., Senior Notes	4.150%	10/15/28	600,000	595,354
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	149,405	(a)
Total Media				6,466,272
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,106,824
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	145,543	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	892,500	884,691	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	1,941,037
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	610,000	586,500
Total Wireless Telecommunication Services				4,664,595
Total Communication Services				17,427,945
Consumer Discretionary — 1.5%
Auto Components — 0.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	770,000	745,174	(a)

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — 0.9%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	$80,000	$76,082	(a)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	470,000	463,092	(a)
Daimler Finance North America LLC, Senior Notes	3.350%	5/4/21	2,100,000	2,074,272	(a)
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,052,319
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	815,148
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	177,355
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	155,544
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	516,743
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	845,673
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,171,960
Total Automobiles				7,348,188
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	787,975
McDonald’s Corp., Senior Notes	3.500%	3/1/27	600,000	576,204
Sands China Ltd., Senior Notes	4.600%	8/8/23	260,000	256,345	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	421,053	(a)
Total Hotels, Restaurants & Leisure				2,041,577
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	30,000	29,495
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	292,329
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	238,373
Total Household Durables				560,197
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	1,976,232
Total Consumer Discretionary				12,671,368
Consumer Staples — 2.4%
Beverages — 0.8%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	960,000	906,467	(a)
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	160,000	149,054	(a)
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	294,077
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	784,743
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	781,745
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	778,377
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	2,360,000	2,360,322
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	520,000	527,539	(a)
Total Beverages				6,582,324

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	$670,000	$628,083
Walmart, Inc., Senior Notes	3.700%	6/26/28	320,000	316,983
Total Food & Staples Retailing				945,066
Food Products — 0.8%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,761,373	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	512,017	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	155,224
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,420,000	1,363,442
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	1,110,000	983,155
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,131,915	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	558,274	(a)
Total Food Products				6,465,400
Tobacco — 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	687,597
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	48,159
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,658,423
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,337,989
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,304,950
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,003,503
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	113,963
Total Tobacco				6,154,584
Total Consumer Staples				20,147,374
Energy — 4.8%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	740,000	707,949
Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,220,000	1,245,702
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	730,000	758,170
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	473,170
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	9,974
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	498,419
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	78,491
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	487,827
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	1,990,000	1,855,736
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	970,000	927,988
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,158,079
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	780,000	717,990
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	813,336

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	$760,000	$759,162
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	431,355
Concho Resources Inc., Senior Notes	4.300%	8/15/28	330,000	319,365
Continental Resources Inc., Senior Notes	3.800%	6/1/24	940,000	888,297
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,280,000	3,169,169
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	502,447
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,013,175
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,425,360
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	375,797
Enterprise Products Operating LLC	4.150%	10/16/28	130,000	126,989
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	302,544
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,604,660
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,023,421	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	599,961	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	610,000	677,260
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	148,552
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	732,218
MPLX LP, Senior Notes	4.000%	3/15/28	710,000	658,568
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,289
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	316,208
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	878,435
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	465,059
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	565,521	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	402,150
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	476,933
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	345,150
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,907,400	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	463,750
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	665,000
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	827,750
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	799,355	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	477,141
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,001,360
Shell International Finance BV, Senior Notes	3.250%	5/11/25	1,550,000	1,503,521
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	375,253
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	9,317
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,638,857	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,177,374

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	$180,000	$183,292
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	219,199
Total Oil, Gas & Consumable Fuels				39,550,496
Total Energy				40,258,445
Financials — 13.4%
Banks — 9.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	307,443	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	938,160
Banco Santander SA, Senior Notes	3.800%	2/23/28	200,000	177,046
Banco Santander SA, Senior Notes	4.379%	4/12/28	800,000	738,563
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.545%	4/12/23	800,000	793,287	(b)
Bank of America Corp., Senior Notes	2.600%	1/15/19	80,000	79,967
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	586,058
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	931,273
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,558,648
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	436,532
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	570,637
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	547,270	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,449,704	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,074,881	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	703,225
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	310,620
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,035,998
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	230,000	225,053	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,299,260	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	722,169	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year Swap Rate + 1.483%)	4.375%	3/1/33	560,000	515,969	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,470,880	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,707,736
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	46,585
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	80,158
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,557,321	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	658,886

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	$870,000	$907,296
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	173,657
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,550,000	4,397,138
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	263,218
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	115,730
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	694,094	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	600,000	609,229	(a)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,730,396
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	1,480,000	1,447,091
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	1,500,000	1,398,385
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	694,196	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	250,000	249,577	(a)
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	602,604	(a)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	290,000	295,269
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,176,871
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,602,253
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	663,539	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,570,000	1,538,211	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	421,719
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	595,376
ING Bank NV, Senior Notes	2.500%	10/1/19	220,000	218,902	(a)
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	975,558	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,110,000	1,155,822	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	361,495	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	350,673	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	2,680,000	2,188,111	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	550,000	444,483	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,387,167	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	131,665
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	146,974
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	2,945,279
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,140,004	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,247,087	(b)(d)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	$490,000	$480,688	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	250,000	249,490	(b)(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,752,857
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,409,783
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	528,051
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	620,000	628,930	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	322,896
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	757,229
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	194,893	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,400,000	1,423,931
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	564,138
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	196,829
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,474,000	1,442,132	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	248,594
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	2,971,513	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	285,199	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	377,974
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/7/19	2,218,000	2,145,915	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	112,175	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	656,751
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,649,622
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	386,290
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,221,129
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	86,633
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	69,011
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	384,462
Total Banks				76,339,513
Capital Markets — 2.5%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	602,055
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	900,000	858,906	(a)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	360,000	331,783	(a)(b)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,040,000	1,985,718
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	215,213	(a)

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	1/7/19	$91,000	$68,423	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,622,993
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,207,098
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,033,849
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,455,278
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	272,265
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,244,483
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	123,539
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	940,000	874,758	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	840,000	806,724	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,200,890
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	57,628
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/7/19	6,200,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.589%	8/19/65	360,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,413,069
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	617,741
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	2,270,000	2,144,392	(b)
Total Capital Markets				21,136,805
Consumer Finance — 0.4%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,435,772
American Express Credit Corp., Senior Notes	2.375%	5/26/20	380,000	374,567
Nationwide Building Society, Senior Notes (3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	919,393	(a)(b)
Synchrony Financial, Senior Notes	3.000%	8/15/19	430,000	427,029
Total Consumer Finance				3,156,761
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,548,687
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	204,557
Banco Nacional de Comercio Exterior SNC Cayman Islands, Subordinated Notes (3.800% to 8/11/21 then 5 year Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	623,707	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
CDP Financial Inc., Senior Notes	4.400%	11/25/19	$1,270,000	$1,288,228	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,392,918
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	1,988,386
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,020,569
Total Diversified Financial Services				10,067,052
Insurance — 0.1%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	166,696
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	96,644
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	460,005	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	130,000	128,469	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	40,476	(a)
Total Insurance				892,290
Thrifts & Mortgage Finance — 0.1%
Stadshypotek AB	1.875%	10/2/19	390,000	386,698	(a)
Total Financials				111,979,119
Health Care — 3.2%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	212,111
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	487,190
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	78,720
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	117,729
Celgene Corp., Senior Notes	2.250%	8/15/21	330,000	316,803
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	404,117
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	614,824
Gilead Sciences Inc., Senior Notes	2.050%	4/1/19	640,000	637,863
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	534,656
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	108,556
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	663,352
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	89,325
Total Biotechnology				4,265,246
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	690,136
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	870,000	830,799
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	81,170
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	290,000	266,948

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — continued
Medtronic Global Holdings SCA, Senior Notes	1.700%	3/28/19	$580,000	$577,933
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	207,202
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	392,010
Total Health Care Equipment & Supplies				3,046,198
Health Care Providers & Services — 1.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,012,774
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	69,900
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	323,496
Anthem Inc., Senior Notes	3.650%	12/1/27	470,000	441,432
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	457,847
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	289,995
CVS Health Corp., Senior Notes	3.350%	3/9/21	260,000	257,821
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	993,413
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,600,000	1,576,581
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	842,438
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,070,000	2,989,274
Halfmoon Parent Inc., Senior Secured Notes	3.400%	9/17/21	310,000	307,622	(a)
Halfmoon Parent Inc., Senior Secured Notes	3.750%	7/15/23	840,000	829,257	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.125%	11/15/25	240,000	237,301	(a)
Halfmoon Parent Inc., Senior Secured Notes	4.375%	10/15/28	610,000	601,630	(a)
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	107,271
Humana Inc., Senior Notes	2.900%	12/15/22	1,300,000	1,252,710
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,188,996
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	780,000	748,991
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	347,640
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	383,576
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	227,505
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	189,330
Total Health Care Providers & Services				15,676,800
Pharmaceuticals — 0.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	600,000	587,124
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,297,596
Eli Lilly & Co., Senior Notes	2.350%	5/15/22	680,000	660,709
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,287,560
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	123,948
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	207,206
Total Pharmaceuticals				4,164,143
Total Health Care				27,152,387

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 2.1%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	6.000%	3/15/19	$780,000	$786,223
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,035,819
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	189,274
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	441,805
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	554,944
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,275,382
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	172,452
United Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	276,984
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	127,545
Total Aerospace & Defense				4,860,428
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	410,000	395,155
Airlines — 0.0%
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	37,627	37,833
Delta Air Lines 2007-1 Class A Pass-Through Trust	6.821%	8/10/22	266,338	287,485	(g)
Total Airlines				325,318
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	450,047
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,010,271
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	720,021
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	443,969
Total Commercial Services & Supplies				2,624,308
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,532,652
Industrial Conglomerates — 0.5%
General Electric Co., Senior Notes	5.500%	1/8/20	50,000	50,401
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	222,168
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,309,889
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	1,630,987
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	169,473
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,173,119
Total Industrial Conglomerates				4,556,037
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	359,158

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	$100,000	$99,414
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	442,256
Total Road & Rail				541,670
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	290,000	308,575	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	755,733	(a)
Total Trading Companies & Distributors				1,064,308
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	703,677	(a)
Total Industrials				17,962,711
Information Technology — 2.5%
Internet Software & Services — 0.2%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	450,208	(a)
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,109,477	(a)
Total Internet Software & Services				1,559,685
IT Services — 0.4%
Mastercard, Inc., Senior Notes	3.375%	4/1/24	700,000	694,094
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	824,986
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,352,273
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	320,906
Total IT Services				3,192,259
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	590,000	534,068
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	139,065
Total Semiconductors & Semiconductor Equipment				673,133
Software — 1.0%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,264,891
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	490,414
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	723,251
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,038,015
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	653,003
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	18,492
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	981,174
Salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	366,293
Salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	698,668
Total Software				8,234,201

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc., Senior Notes	2.000%	11/13/20	$170,000	$166,697
Apple Inc., Senior Notes	1.550%	8/4/21	290,000	277,928
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,698,030
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,065,007
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	76,573
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	786,597
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	1,580,000	1,576,791	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	1,952,121	(a)
Total Technology Hardware, Storage & Peripherals				7,599,744
Total Information Technology				21,259,022
Materials — 1.9%
Chemicals — 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,029,134	(a)
Nutrien Ltd., Senior Notes	6.500%	5/15/19	360,000	365,357
OCP SA, Senior Notes	4.500%	10/22/25	550,000	516,609	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,240,000	2,203,707	(a)
Total Chemicals				4,114,807
Metals & Mining — 1.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	932,237	(a)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	39,398
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,670,000	1,774,375	(a)(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,223,461	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	713,575
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	108,961	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,814,362	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	680,000	621,274	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,012,575
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,044,119
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	738,300
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,527,750
Total Metals & Mining				11,550,387
Total Materials				15,665,194
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	2.700%	9/17/19	1,260,000	1,253,622	(a)

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 0.9%
Electric Utilities — 0.9%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	$690,000	$627,900	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,566,962
Duke Energy Corp., Senior Notes	3.150%	8/15/27	60,000	55,165
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,722,905
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,086,179
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	958,702
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	730,000	662,924	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	577,497	(a)
Total Utilities				7,258,234
Total Corporate Bonds & Notes (Cost — $310,187,039)				293,035,421
U.S. Government & Agency Obligations — 31.1%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank (FHLB), Bonds	2.125%	2/11/20	330,000	327,431
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,034,711
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	8,690,000	8,486,725
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,673,620
Total U.S. Government Agencies				14,522,487
U.S. Government Obligations — 29.4%
U.S. Treasury Bonds	3.750%	11/15/43	20,880,000	22,448,447
U.S. Treasury Bonds	2.750%	8/15/47	5,390,000	4,825,840
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	5,283,598
U.S. Treasury Bonds	3.000%	8/15/48	17,920,000	16,859,150
U.S. Treasury Bonds	3.375%	11/15/48	6,150,000	6,224,473
U.S. Treasury Notes	2.750%	9/30/20	860,000	858,942
U.S. Treasury Notes	2.875%	10/15/21	11,100,000	11,111,707
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	13,581,053
U.S. Treasury Notes	1.875%	8/31/22	7,810,000	7,539,396
U.S. Treasury Notes	2.125%	12/31/22	4,370,000	4,247,691
U.S. Treasury Notes	2.875%	9/30/23	200,000	200,168
U.S. Treasury Notes	2.875%	11/30/23	16,630,000	16,653,711
U.S. Treasury Notes	2.000%	6/30/24	68,920,000	65,784,948
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	4,973,710
U.S. Treasury Notes	2.250%	11/15/24	15,890,000	15,321,436
U.S. Treasury Notes	2.125%	11/30/24	11,970,000	11,458,937
U.S. Treasury Notes	2.250%	12/31/24	6,850,000	6,601,018
U.S. Treasury Notes	2.000%	2/15/25	4,430,000	4,200,194

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.875%	7/31/25	$11,140,000	$11,109,321
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	8,132,823
U.S. Treasury Notes	3.000%	9/30/25	5,490,000	5,516,485
U.S. Treasury Notes	3.125%	11/15/28	3,730,000	3,765,989
Total U.S. Government Obligations				246,699,037
Total U.S. Government & Agency Obligations (Cost — $265,925,449)				261,221,524
Mortgage-Backed Securities — 10.2%
FHLMC — 2.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-8/1/47	2,383,379	2,403,848
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/1/48	1,091,968	1,071,600
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/48	12,900,000	12,973,319	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	12/1/48	100,000	104,609	(j)
Total FHLMC				16,553,376
FNMA — 7.4%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	886	911
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	8,845,959	8,679,523
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	21,122,886	21,264,211
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	99,890	104,846
Federal National Mortgage Association (FNMA)	3.000%	12/1/48-1/1/49	12,500,000	11,912,116	(j)
Federal National Mortgage Association (FNMA)	3.500%	12/1/48-1/1/49	18,300,000	17,940,870	(j)
Federal National Mortgage Association (FNMA)	4.000%	1/1/49	1,100,000	1,104,996	(j)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.431%)	3.598%	5/1/43	1,321,695	1,356,584	(b)
Total FNMA				62,364,057
GNMA — 0.8%
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	5,977,404	5,759,541
Government National Mortgage Association (GNMA) II	5.000%	7/20/48-11/20/48	148,419	155,211
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	700,000	729,209	(j)
Total GNMA				6,643,961
Total Mortgage-Backed Securities (Cost — $86,527,147)				85,561,394
Collateralized Mortgage Obligations (k) — 8.3%
280 Park Avenue Mortgage Trust, 2017-280P, A (1 mo. USD LIBOR + 0.880%)	3.187%	9/15/34	730,000	729,996	(a)(b)

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Adjustable Rate Mortgage Trust, 2004-5, 4A1 (12 mo. USD LIBOR + 2.000%)	3.665%	4/25/35	$593,231	$583,446	(b)
BCAP LLC Trust, 2011-RR5, 11A4 (1 mo. USD LIBOR + 0.150%)	2.431%	5/28/36	1,201,977	1,192,948	(a)(b)
BCAP LLC Trust, 2015-RR6, 1A2	3.500%	5/26/37	2,285,000	2,157,657	(a)(b)
BX Trust, 2017-IMC, A (1 mo. LIBOR + 1.050%)	3.357%	10/15/32	2,930,000	2,939,672	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25, AS	4.017%	10/10/47	640,000	648,251
Commercial Mortgage Trust, 2013-300P, B	4.540%	8/10/30	560,000	575,713	(a)(b)
Commercial Mortgage Trust, 2013-CR12, AM	4.300%	10/10/46	80,000	81,277
Commercial Mortgage Trust, 2013-CR12, B	4.762%	10/10/46	70,000	71,548	(b)
Commercial Mortgage Trust, 2013-CR12, C	5.254%	10/10/46	40,000	39,914	(b)
Commercial Mortgage Trust, 2014-CR18, XA, IO	1.306%	7/15/47	5,667,283	209,063	(b)
Commercial Mortgage Trust, 2014-UBS2, XA, IO	1.474%	3/10/47	3,641,233	172,488	(b)
Credit Suisse Mortgage Capital Certificates, 2018-PLUM, A (1 mo. USD LIBOR + 3.231%)	5.538%	8/15/20	2,300,000	2,302,919	(a)(b)
CSMC Trust, 2017-LSTK, A	2.761%	4/5/33	580,000	571,386	(a)
CSMC Trust, 2017-RPL3, A1	4.000%	8/1/57	1,435,732	1,420,967	(a)(b)
CSMC Trust, 2018-J1, A2	3.500%	2/25/48	7,136,008	6,860,277	(a)(b)
FDIC Guaranteed Notes Trust, 2010-S2, 3A (1 mo. USD LIBOR + 0.700%)	3.045%	12/29/45	227,156	227,630	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	3,141,402	344,416
Federal Home Loan Mortgage Corp. (FHLMC), Strips, 20170, B, IO	10.000%	3/1/21	25	1
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000x 1 mo. USD LIBOR + 6.250%)	3.944%	9/15/42	737,185	97,048	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2, M2 (1 mo. USD LIBOR + 1.650%)	3.965%	4/25/24	495,654	499,962	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2, M2 (1 mo. USD LIBOR + 2.600%)	4.915%	12/25/27	384,666	391,011	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3, M2 (1 mo. USD LIBOR + 2.850%)	5.165%	4/25/28	1,631,539	1,679,746	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1, M2 (1 mo. USD LIBOR + 2.650%)	4.965%	3/25/28	379,094	384,804	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1, M2 (1 mo. USD LIBOR + 2.900%)	5.215%	7/25/28	818,615	835,117	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3, M2 (1 mo. USD LIBOR + 2.000%)	4.315%	12/25/28	1,012,786	1,022,633	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, 20S8FX, A2	3.291%	3/25/27	$590,000	$579,416
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712, X1 IO	1.444%	11/25/19	2,452,892	21,628	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, Q005, A2	3.352%	10/25/33	630,000	605,951
Federal National Mortgage Association (FNMA), 2013-73 IA, IO	3.000%	9/25/32	1,445,999	147,230
Federal National Mortgage Association (FNMA) — CAS, 2014-C04, 2M2 (1 mo. USD LIBOR + 5.000%)	7.315%	11/25/24	1,337,214	1,491,355	(b)
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	10	9
Federal National Mortgage Association (FNMA) REMIC, 2012-118, CI, IO	3.500%	12/25/39	1,089,921	115,926
Flagstar Mortgage Trust, 2018-2, A4	3.500%	4/25/48	2,885,733	2,793,637	(a)(b)
FREMF Mortgage Trust, 2013-KF02, C (1 mo. LIBOR + 4.000%)	6.307%	12/25/45	12,616	12,621	(a)(b)
GE Business Loan Trust 2006-2A	0.511%	11/15/34	542,187	533,147
Government National Mortgage Association (GNMA), 2010-H26, LF (1 mo. USD LIBOR + 0.350%)	2.624%	8/20/58	698,757	698,005	(b)
Government National Mortgage Association (GNMA), 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.724%	11/20/60	1,806,557	1,808,937	(b)
Government National Mortgage Association (GNMA), 2011-H07, FA (1 mo. USD LIBOR + 0.500%)	2.774%	2/20/61	594,014	595,044	(b)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.774%	3/20/61	294,203	294,839	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.959%	4/16/53	3,506,576	105,161	(b)
Government National Mortgage Association (GNMA), 2012-H30, GA (1 mo. LIBOR + 0.350%)	2.624%	12/20/62	1,160,470	1,159,069	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.611%	4/16/47	8,173,311	324,141	(b)
Government National Mortgage Association (GNMA), 2014-105, IO, IO	0.956%	6/16/54	4,961,302	249,178	(b)
Government National Mortgage Association (GNMA), 2014-130, IB, IO	0.897%	8/16/54	4,464,575	203,714	(b)
Government National Mortgage Association (GNMA), 2014-157, IO, IO	0.662%	5/16/55	5,083,662	223,810	(b)
Government National Mortgage Association (GNMA), 2014-186, IO, IO	0.757%	8/16/54	6,621,498	295,466	(b)
GS Mortgage Securities Trust, 2013-GC16, B	5.161%	11/10/46	240,000	252,139	(b)
GS Mortgage Securities Trust, 2016-GS3, C	4.121%	10/10/49	570,000	551,895	(b)
GS Mortgage Securities Trust, 2018-SRP5, A (1 mo. LIBOR + 1.300%)	3.607%	9/15/31	3,030,000	3,039,772	(a)(b)

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
GS Mortgage Securities Trust, 2018-SRP5, B (1 mo. LIBOR + 2.500%)	4.807%	9/15/31	$2,360,000	$2,367,576	(a)(b)
GSMSC Resecuritization Trust, 2015-7R, A (1 mo. USD LIBOR + 0.150%)	2.449%	9/26/37	842,297	820,157	(a)(b)
HarborView Mortgage Loan Trust, 2004-10, 4A (6 mo. USD LIBOR + 2.170%)	4.271%	1/19/35	166,011	164,167	(b)
Hospitality Mortgage Trust, 2017-HIT, A (1 mo. LIBOR + 0.850%)	3.167%	5/8/30	570,000	569,748	(a)(b)
Impac CMB Trust, 2007-A, A (1 mo. USD LIBOR + 0.500%)	2.815%	5/25/37	1,405,179	1,394,676	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, B	5.050%	1/15/47	90,000	93,311	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22, C	4.710%	9/15/47	300,000	290,529	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30, B	4.440%	7/15/48	654,000	652,182	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, D (1 mo. USD LIBOR + 3.750%)	6.057%	5/15/28	1,020,000	1,007,464	(a)(b)
JPMorgan Mortgage Trust, 2018-4, A1	3.500%	10/25/48	1,426,555	1,381,902	(a)(b)
JPMorgan Mortgage Trust, 2018-5, A1	3.500%	10/25/48	4,853,224	4,755,718	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M, A	3.294%	8/15/34	630,000	613,032	(a)(b)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1 (6 mo. USD LIBOR + 1.750%)	4.103%	2/25/34	284,834	285,580	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25, A5	3.635%	10/15/48	1,245,000	1,235,856
Morgan Stanley Capital I Trust, 2016-UB11, A4	2.782%	8/15/49	540,000	502,219
Morgan Stanley Mortgage Loan Trust, 2004-6AR, 1A (1 mo. USD LIBOR + 0.900%)	3.215%	7/25/34	161,001	160,680	(b)
MSCG Trust, 2015-ALDR, A2	3.577%	6/7/35	1,440,000	1,376,846	(a)(b)
MSCG Trust, 2016-SNR, C	5.205%	11/15/34	459,000	455,644	(a)
New Residential Mortgage Loan Trust, 2015-1A, A2	3.750%	5/28/52	1,122,265	1,115,717	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A, A1	4.000%	2/25/57	1,133,772	1,143,955	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A, A1	4.000%	4/25/57	1,247,037	1,252,623	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A, A1	4.000%	5/25/57	2,034,040	2,057,531	(a)(b)
Residential Asset Securitization Trust, 2003-A14, A1	4.750%	2/25/19	15,466	13,859
SACO I Trust, 2007-VA1, A	9.023%	6/25/21	188,965	186,264	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4, D	4.630%	12/10/45	570,000	528,489	(a)(b)
Virginia Housing Development Authority, 2006-C, CTFS	6.000%	6/25/34	616,128	636,054
VSD LLC	3.600%	12/25/43	158,302	158,194
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13, A2A (1 mo. USD LIBOR + 0.740%)	3.055%	11/25/34	623,428	616,737	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5, A	4.104%	9/14/22	497,469	494,405	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2016-C36, A4	3.065%	11/15/59	540,000	510,104
Wells Fargo Mortgage Backed Securities Trust, 2004-M, A7 (1 Year Treasury Constant Maturity Rate + 2.490%)	4.611%	8/25/34	154,628	160,167	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
WF-RBS Commercial Mortgage Trust, 2014-C23, XA, IO	0.772%	10/15/57	$5,824,257	$154,455	(b)
Total Collateralized Mortgage Obligations (Cost — $71,265,266)				69,297,821
Asset-Backed Securities — 6.4%
AccessLex Institute, 2005-A, A3 (3 mo. USD LIBOR + 0.400%)	2.890%	7/25/34	1,252,003	1,244,613	(b)
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	4.131%	5/1/27	690,000	690,965	(a)(b)
AMMC CLO XI Ltd., 2012-11A, A1R2 (3 mo. USD LIBOR + 1.010%)	3.530%	4/30/31	1,530,000	1,509,337	(a)(b)
AMMC CLO XII Ltd., 2013-12A, AR (3 mo. USD LIBOR + 1.200%)	3.818%	11/10/30	500,000	499,945	(a)(b)
Apidos CLO XII, 2013-12A, AR (3 mo. USD LIBOR + 1.080%)	3.516%	4/15/31	1,750,000	1,739,260	(a)(b)
Apidos CLO XXII, 2015-22A, A1 (3 mo. USD LIBOR + 1.500%)	3.969%	10/20/27	1,500,000	1,501,330	(a)(b)
Ares XXXIII CLO Ltd., 2015-1A, A1R (3 mo. USD LIBOR + 1.350%)	4.101%	12/5/25	750,000	750,732	(a)(b)
Avery Point CLO Ltd., 2014-5A, AR (3 mo. USD LIBOR + 0.980%)	3.429%	7/17/26	1,025,142	1,025,386	(a)(b)
Ballyrock CLO Ltd., 2018-1A, A1 (3 mo. USD LIBOR + 1.000%)	3.469%	4/20/31	1,890,000	1,865,800	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2, A3 (1 year Treasury Constant Maturity Rate + 2.320%)	4.587%	3/25/44	550,391	554,891	(b)
BlueMountain CLO Ltd., 2015-3A, A1R (3 mo. USD LIBOR + 1.000%)	3.469%	4/20/31	1,000,000	987,245	(a)(b)
Bowman Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.180%)	3.857%	11/23/25	750,000	749,992	(a)(b)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.689%	7/20/31	750,000	751,069	(a)(b)
Catskill Park CLO Ltd., 2017-1A, A2 (3 mo. USD LIBOR + 1.700%)	4.169%	4/20/29	1,250,000	1,251,876	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A, AR (3 mo. USD LIBOR + 1.090%)	3.559%	10/20/28	250,000	249,134	(a)(b)
Cent CLO 24 Ltd., 2015-24A, A1R (3 mo. USD LIBOR + 1.07%)	3.506%	10/15/26	1,250,000	1,244,804	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8, M4 (1 mo. USD LIBOR + 0.930%)	3.245%	12/25/35	1,470,000	1,478,201	(b)
Countrywide Home Equity Loan Trust, 2006-HW, 2A1B (1 mo. USD LIBOR + 0.150%)	2.457%	11/15/36	797,392	702,546	(b)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I, 2A (1 mo. USD LIBOR + 0.140%)	2.447%	1/15/37	1,115,337	1,059,178	(b)
DRB Prime Student Loan Trust, 2015-B, A1 (1 mo. USD LIBOR + 1.900%)	4.215%	10/27/31	549,215	557,430	(a)(b)
Dryden 37 Senior Loan Fund, 2015-37A, AR (3 mo. USD LIBOR + 1.100%)	3.536%	1/15/31	750,000	748,670	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1, A1 (1 mo. USD LIBOR + 1.125%)	3.424%	3/25/33	739,369	726,823	(b)
GRMT Mortgage Loan Trust, 2001-1A, A5	6.650%	7/20/31	45,520	45,566	(a)

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GSAA Home Equity Trust, 2005-8, A4 (1 mo. USD LIBOR + 0.270%)	2.585%	6/25/35	$92,197	$92,133	(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A, AR (3 mo. USD LIBOR + 1.080%)	3.570%	7/25/27	1,010,000	1,007,854	(a)(b)
Hertz Vehicle Financing II LP, 2017-1A, A	2.960%	10/25/21	3,380,000	3,335,256	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,530,000	3,427,916	(a)
KKR Financial CLO 21 Ltd., 2021, A (3 mo. USD LIBOR + 1.000%)	3.436%	4/15/31	1,000,000	987,253	(a)(b)
LCM XXIII LTD., 2023-A, A1 (3 mo. USD LIBOR + 1.400%)	3.869%	10/20/29	750,000	755,071	(a)(b)
Magnetite XVIII Ltd., 2016-18A, AR (3 mo. USD LIBOR + 1.080%)	3.696%	11/15/28	750,000	750,000	(a)(b)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	200,000	201,081	(b)
Mosaic Solar Loan Trust, 2018-2GS, A	4.200%	2/22/44	3,108,151	3,106,665	(a)
NCUA Guaranteed Notes, 2010-A1, A (1 mo. USD LIBOR + 0.350%)	2.667%	12/7/20	665,984	667,330	(b)
OHA Loan Funding Ltd., 2015-1A, AR (3 mo. USD LIBOR + 1.410%)	4.026%	8/15/29	500,000	503,206	(a)(b)
Option One Mortgage Loan Trust, 2005-2, M1 (1 mo. USD LIBOR + 0.660%)	2.975%	5/25/35	1,132,562	1,132,360	(b)
OZLM VII Ltd., 2014-7RA, A2R (3 mo. USD LIBOR + 1.600%)	4.049%	7/17/29	1,250,000	1,246,624	(a)(b)
OZLM XII Ltd., 2015-12A, A1R (3 mo. USD LIBOR + 1.050%)	3.570%	4/30/27	1,250,000	1,249,325	(a)(b)
Prosper Marketplace Issuance Trust Series, 2017-3A, A	2.360%	11/15/23	447,319	447,194	(a)
SLM Private Credit Student Loan Trust, 2002-A, A2 (3 mo. USD LIBOR + 0.550%)	2.884%	12/16/30	880,827	880,881	(b)
SLM Student Loan Trust, 2003-4, A5A (3 mo. USD LIBOR + 0.750%)	3.084%	3/15/33	621,926	614,212	(a)(b)
SLM Student Loan Trust, 2003-4, A5E (3 mo. USD LIBOR + 0.750%)	3.084%	3/15/33	1,265,548	1,249,850	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A, A (3 mo. USD LIBOR + 1.550%)	3.999%	7/17/28	1,000,000	1,001,333	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A, BR (3 mo. USD LIBOR + 1.650%)	4.086%	10/13/29	1,000,000	1,000,000	(a)(b)
Towd Point Mortgage Trust, 2017-4, A1	2.750%	6/25/57	2,027,835	1,966,774	(a)(b)
Towd Point Mortgage Trust, 2017-6, A1	2.750%	10/25/57	1,466,889	1,421,551	(a)(b)
Tralee CLO V Ltd., 2018-5A, B (3 mo. USD LIBOR + 1.700%)	4.459%	10/20/28	530,000	527,244	(a)(b)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.889%	10/20/28	500,000	500,771	(a)(b)
Voya CLO Ltd., 2015-1A, A1R (3 Month USD LIBOR + 0.900%)	3.345%	1/18/29	500,000	495,443	(a)(b)
Voya CLO Ltd., 2017-2A, A2A (3 mo. USD LIBOR + 1.710%)	4.146%	6/7/30	750,000	751,854	(a)(b)
Whitehorse XII Ltd., 2018-12A, A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	820,000	818,602	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A, A1BR	2.920%	7/25/26	1,250,000	1,234,992	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ZAIS CLO 5 Ltd., 2016-2A, A1 (3 mo. USD LIBOR + 1.530%)	3.966%	10/15/28	$500,000	$500,250	(a)(b)
Total Asset-Backed Securities (Cost — $53,862,158)				53,807,818
Sovereign Bonds — 4.4%
Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	490,320
Canada — 0.3%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,467,002
Province of Quebec Canada, Notes	2.625%	2/13/23	1,400,000	1,371,073
Total Canada				2,838,075
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,146,790
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	932,429
Total Colombia				2,079,219
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	240,000	247,390	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	506,082	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	187,150	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	189,480	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	2,586,405	(l)
Total Indonesia				3,716,507
Kazakhstan — 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,211,398	(a)
Kuwait — 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,170,000	2,105,568	(a)
Mexico — 0.8%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	2,980,091
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,271,660
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,329,800
Total Mexico				6,581,551
Panama — 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,122,975
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,173,350
Total Panama				2,296,325
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,020,000	2,489,650
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	56,801
Total Peru				2,546,451

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Poland — 0.4%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	$1,380,000	$1,435,440
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	1,894,778
Total Poland				3,330,218
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,395,727	(l)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	190,534	(l)
Total Qatar				1,586,261
Russia — 0.6%
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	200,000	201,360	(l)
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	$800,000	810,832	(a)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	236,135	256,023	(l)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	74,700	80,992	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,218,746	(l)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,452,979	(l)
Total Russia				5,020,932
Saudi Arabia — 0.0%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	290,000	277,621	(a)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,020,305	(a)
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,173,350
Total Sovereign Bonds (Cost — $39,191,460)				37,274,101
U.S. Treasury Inflation Protected Securities — 0.5%
U.S. Notes, Treasury Inflation Indexed	0.375%	7/15/27	1,878,186	1,777,893
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,321,443	1,353,378
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,211,371	1,072,332
Total U.S. Treasury Inflation Protected Securities (Cost — $4,331,211)				4,203,603

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
Eurodollar 1-Year Mid Curve Futures, Call @ $96.88	12/14/18	121	302,500	34,787
Eurodollar 1-Year Mid Curve Futures, Call @ $97.13	12/14/18	4	10,000	100
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38	12/14/18	187	467,500	1,169
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	12/21/18	75	75,000	79,687

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Put @ $118.75	12/7/18	25	$25,000	$1,563
U.S. Treasury 10-Year Notes Futures, Put @ $118.75	12/21/18	25	25,000	3,906
U.S. Treasury 10-Year Notes Futures, Put @ $119.00	12/21/18	26	26,000	6,094
U.S. Treasury 5-Year Notes Futures, Call @ $113.00	12/21/18	99	99,000	24,750
U.S. Treasury 5-Year Notes Futures, Put @ $106.50	2/22/19	458	458,000	7,156
U.S. Treasury Long-Term Bonds Futures, Call @ $139.50	12/21/18	50	50,000	55,469
U.S. Treasury Long-Term Bonds Futures, Call @ $140.00	12/21/18	50	50,000	42,187
Total Purchased Options (Cost — $284,956)				256,868
Total Investments before Short-Term Investments (Cost — $831,574,686)				804,658,550

	Rate	Maturity Date	Face Amount
Short-Term Investments — 8.5%
Commercial Paper — 3.9%
Banco Santander, S.A.	2.828%	2/1/19	6,000,000	5,971,188	(m)(n)
JPMorgan Securities LLC	2.557%	2/1/19	6,840,000	6,810,255	(m)(n)
Mizuho Bank, Ltd.	2.630%	1/29/19	8,790,000	8,752,569	(m)(n)
Mizuho Corp.	2.250%	12/11/18	5,090,000	5,086,588	(m)(n)
Sumitomo Mitsui Trust Bank	2.504%	1/30/19	5,870,000	5,845,790	(m)(n)
Total Commercial Paper (Cost — $32,470,506)				32,466,390
Certificates of Deposit — 1.4%
Norinchukin Bank NY (Cost — $11,360,000)	2.280%	12/13/18	11,360,000	11,359,970

			Shares
Money Market Funds — 3.2%
Western Asset Government Cash Management Portfolio LLC (Cost — $26,919,776)	2.230%		26,919,776	26,919,776	(o)
Total Short-Term Investments (Cost — $70,750,282)				70,746,136
Total Investments — 104.4% (Cost— $902,324,968)				875,404,686
Liabilities in Excess of Other Assets — (4.4)%				(36,499,544)
Total Net Assets — 100.0%				$838,905,142

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on these securities is currently in default as of November 30, 2018.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of November 30, 2018.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2018, the Fund held TBA securities with a total cost of $44,561,300 (Note 1).

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or, a company which is under common ownership or control. At November 30, 2018, the total market value of investments in Affiliated Companies was $26,919,776 and the cost was $26,919,776 (Note 8).

Abbreviations used in this schedule:
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CTFS	— Certificates
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 1-Year Mid Curve Futures, Call	12/14/18	$97.50	490	$1,225,000	$3,063
Eurodollar 2-Year Mid Curve Futures, Call	12/14/18	97.38	187	467,500	1,169
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	121.00	208	208,000	13,000

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

Schedule of Written Options (cont’d)
Exchange-Traded Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	$120.00	204	$204,000	$41,437
U.S. Treasury 10-Year Notes Futures, Call	1/25/19	120.50	150	150,000	42,187
U.S. Treasury 10-Year Notes Futures, Call	1/25/19	121.00	100	100,000	17,188
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	119.50	129	129,000	50,391
U.S. Treasury 10-Year Notes Futures, Call	12/21/18	119.00	127	127,000	87,312
U.S. Treasury 5-Year Notes Futures, Put	12/21/18	111.50	157	157,000	2,453
U.S. Treasury 5-Year Notes Futures, Call	12/21/18	113.50	157	157,000	14,719
U.S. Treasury 5-Year Notes Futures, Call	12/21/18	113.75	154	154,000	8,422
U.S. Treasury 5-Year Notes Futures, Call	1/25/19	114.00	198	198,000	21,656
U.S. Treasury Long-Term Bonds Futures, Call	12/7/18	140.00	25	25,000	13,672
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	139.00	52	52,000	73,937
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	143.00	52	52,000	6,500
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	133.00	52	52,000	1,625
U.S. Treasury Long-Term Bonds Futures, Call	12/21/18	142.00	26	26,000	6,500
U.S. Treasury Long-Term Bonds Futures, Put	12/21/18	134.00	26	26,000	813
U.S. Treasury Long-Term Bonds Futures, Call	1/25/19	143.00	50	50,000	20,312
U.S. Treasury Long-Term Bonds Futures, Call	1/25/19	144.00	50	50,000	14,063
Total Exchange-Traded Written Options (Premiums received — $569,626)					$440,419

At November 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	1,632	12/19	$395,779,709	$395,658,247	$(121,462)
90-Day EuroDollar	432	6/20	105,163,303	104,760,000	(403,303)
90-Day EuroDollar	55	3/21	13,397,411	13,340,250	(57,161)
U.S. Treasury 2-Year Notes	1,006	3/19	212,129,635	212,250,215	120,580
U.S. Treasury 5-Year Notes	1,218	3/19	137,402,003	137,576,221	174,218
U.S. Treasury Ultra Long-Term Bonds	42	3/19	6,392,440	6,401,060	8,620
					(278,508)

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Western Asset Intermediate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day EuroDollar	340	12/18	$82,886,025	$82,622,125	$263,900
90-Day EuroDollar	130	3/19	31,695,416	31,575,360	120,056
U.S. Treasury 10-Year Notes	753	3/19	89,655,116	89,948,257	(293,141)
U.S. Treasury Long-Term Bonds	913	3/19	127,112,359	127,714,364	(602,005)
U.S. Treasury Ultra Long-Term Bonds	56	3/19	7,049,942	7,083,991	(34,049)
					(545,239)
Net unrealized depreciation on open futures contracts					$(823,747)

At November 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$81,335,000	12/18/21	3-Month LIBOR — BBA quarterly	3.230% semi-annually	$131,521	$166,746
	17,784,000	5/31/22	3-Month LIBOR — BBA quarterly	2.250% semi-annually	25,778	(460,391)
	73,474,000	12/19/23	3-Month LIBOR — BBA quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	—	(5,907)
	17,943,000	12/18/29	3.300% semi-annually	3-Month LIBOR BBA quarterly	(93,362)	(171,761)
	11,562,000	2/15/44	3.330% semi-annually	3-Month LIBOR — BBA quarterly	(439)	(285,440)
Total	$202,098,000				$63,498	$(756,753)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.31 Index	$21,540,000	12/20/23	1.000% quarterly	$247,645	$274,617	$(26,972)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2018

Western Asset Intermediate Bond Fund

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:
LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $875,405,192)	$848,484,910
Investments in affiliated securities, at value (Cost — $26,919,776)	26,919,776
Cash	1,161,079
Receivable for securities sold	7,843,624
Interest receivable	5,532,415
Deposits with brokers for open futures contracts and exchange-traded options	2,675,338
Deposits with brokers for centrally cleared swap contracts	1,474,998
Receivable for Fund shares sold	642,224
Prepaid expenses	60,253
Total Assets	894,794,617

Liabilities:
Payable for securities purchased	53,434,235
Distributions payable	487,167
Written options, at value (premiums received — $569,626)	440,419
Payable to broker — variation margin on centrally cleared swap contracts	402,756
Payable to broker — variation margin on open futures contracts	388,597
Payable for Fund shares repurchased	299,016
Investment management fee payable	272,156
Directors’ fees payable	1,528
Service and/or distribution fees payable	1,205
Accrued expenses	162,396
Total Liabilities	55,889,475
Total Net Assets	$838,905,142

Net Assets:
Par value (Note 7)	$79,425
Paid-in capital in excess of par value	870,692,320
Total distributable earnings (loss)	(31,866,603)
Total Net Assets	$838,905,142

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	33

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2018

Net Assets:
Class A	$3,880,248
Class C	$395,845
Class R	$175,229
Class I	$486,433,585
Class IS	$348,020,235

Shares Outstanding:
Class A	367,744
Class C	37,432
Class R	16,587
Class I	46,067,307
Class IS	32,936,306

Net Asset Value:
Class A (and redemption price)	$10.55
Class C*	$10.58
Class R (and redemption price)	$10.56
Class I (and redemption price)	$10.56
Class IS (and redemption price)	$10.57
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.02

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2018

Investment Income:
Interest from unaffiliated investments	$13,510,779
Interest from affiliated investments	314,606
Less: Foreign taxes withheld	(24,570)
Total Investment Income	13,800,815

Expenses:
Investment management fee (Note 2)	1,607,798
Transfer agent fees (Note 5)	190,220
Registration fees	69,019
Fund accounting fees	38,578
Audit and tax fees	28,089
Shareholder reports	15,939
Legal fees	9,592
Directors’ fees	9,304
Service and/or distribution fees (Notes 2 and 5)	7,233
Custody fees	6,188
Insurance	4,643
Commitment fees (Note 9)	2,689
Fees recaptured by investment manager (Note 2)	1,228
Interest expense	315
Miscellaneous expenses	6,590
Total Expenses	1,997,425
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,367)
Net Expenses	1,996,058
Net Investment Income	11,804,757

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(6,039,607)
Futures contracts	1,921,763
Written options	1,244,539
Swap contracts	104,222
Net Realized Loss	(2,769,083)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(10,708,318)
Futures contracts	1,318,653
Written options	616,143
Swap contracts	201,130
Change in Net Unrealized Appreciation (Depreciation)	(8,572,392)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(11,341,475)
Increase in Net Assets From Operations	$463,282

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	35

Statements of changes in net assets

For the Six Months Ended November 30, 2018 (unaudited) and the Year Ended May 31, 2018	November 30	May 31

Operations:
Net investment income	$11,804,757	$17,723,491
Net realized gain (loss)	(2,769,083)	5,926,191
Change in net unrealized appreciation (depreciation)	(8,572,392)	(21,556,853)
Increase in Net Assets From Operations	463,282	2,092,829

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings[1]	(12,216,920)	(17,625,768)
Decrease in Net Assets From Distributions to Shareholders	(12,216,920)	(17,625,768)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	117,589,740	263,881,602
Reinvestment of distributions	9,788,317	13,402,335
Cost of shares repurchased	(50,185,939)	(110,390,586)
Increase in Net Assets From Fund Share Transactions	77,192,118	166,893,351
Increase in Net Assets	65,438,480	151,360,412

Net Assets:
Beginning of period	773,466,662	622,106,250
End of period[2]	$838,905,142	$773,466,662

[1]

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 11. For the period ended May 31, 2018, distributions from net investment income were $17,625,768.

[2]

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 11. For the period ended May 31, 2018, end of year net assets included undistributed net investment income of $188,803.

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.70	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23

Income (loss) from operations:
Net investment income	0.14	0.22	0.22	0.23	0.19	0.09	0.20
Net realized and unrealized gain (loss)	(0.15)	(0.25)	0.06	0.01	0.04	0.23	(0.33)
Total income (loss) from operations	(0.01)	(0.03)	0.28	0.24	0.23	0.32	(0.13)

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.21)	(0.23)	(0.19)	(0.09)	(0.20)
Net realized gains	—	—	(0.22)	(0.09)	—	—	—
Total distributions	(0.14)	(0.21)	(0.43)	(0.32)	(0.19)	(0.09)	(0.20)

Net asset value, end of period	$10.55	$10.70	$10.94	$11.09	$11.17	$11.13	$10.90
Total return[5]	(0.11)%	(0.28)%	2.60%	2.18%	2.12%	2.91%	(1.18)%

Net assets, end of period (000s)	$3,880	$3,506	$6,374	$2,125	$856	$197	$181

Ratios to average net assets:
Gross expenses	0.89%[6]	0.87%	0.85%[7]	0.83%[7]	0.92%[7]	1.06%[6]	1.10%[7]
Net expenses[8]	0.89 [6]	0.87	0.85 [7]	0.82 [7,9]	0.90 [7,9]	0.90 [6,9]	0.89 [7,9]
Net investment income	2.53 [6]	2.02	2.00	2.05	1.72	1.96 [6]	1.78

Portfolio turnover rate[10]	59%	84%	55%	106%	59%	34%	119%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended November 30, 2018, 154%, 60%, 106% and 61% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]		2013[4]

Net asset value, beginning of period	$10.73	$10.96	$11.11	$11.19	$11.15	$10.92		$11.23

Income (loss) from operations:
Net investment income	0.10	0.16	0.14	0.14	0.11	0.05		0.11
Net realized and unrealized gain (loss)	(0.15)	(0.23)	0.06	0.01	0.04	0.23		(0.30)
Total income (loss) from operations	(0.05)	(0.07)	0.20	0.15	0.15	(0.28)		(0.19)

Less distributions from:
Net investment income	(0.10)	(0.16)	(0.13)	(0.14)	(0.11)	(0.05)		(0.12)
Net realized gains	—	—	(0.22)	(0.09)	—	—		—
Total distributions	(0.10)	(0.16)	(0.35)	(0.23)	(0.11)	(0.05)		(0.12)

Net asset value, end of period	$10.58	$10.73	$10.96	$11.11	$11.19	$11.15		$10.92
Total return[5]	(0.56)%	(0.69)%	1.84%	1.35%	1.36%	2.68%		(1.83)%

Net assets, end of period (000s)	$396	$497	$751	$602	$231	$340		$364

Ratios to average net assets:
Gross expenses	1.61%[6]	1.58%	1.59%[7]	1.65%[7]	1.67%[7]	1.79	%6,[7]	1.77%[7]
Net expenses[8]	1.61 [6]	1.58 [9]	1.59 [7]	1.64 [7,9]	1.65 [7,9]	1.65	[6,7,9]	1.64 [7,9]
Net investment income	1.80 [6]	1.42	1.25	1.24	1.01	1.20	[6]	1.04

Portfolio turnover rate[10]	59%	84%	55%	106%	59%	34%		119%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended November 30, 2018, 154%, 60%, 106% and 61% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% for the year ended December 31, 2013.

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2018[2]		2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.72		$10.94	$11.09	$11.18	$11.13	$10.90	$11.23

Income (loss) from operations:
Net investment income	0.12		0.20	0.19	0.19	0.16	0.08	0.17
Net realized and unrealized gain (loss)	(0.15)		(0.22)	0.06	0.00 [5]	0.06	0.22	(0.33)
Total income (loss) from operations	(0.03)		(0.02)	0.25	0.19	0.22	0.30	(0.16)

Less distributions from:
Net investment income	(0.13)		(0.20)	(0.18)	(0.19)	(0.17)	(0.07)	(0.17)
Net realized gains	—		—	(0.22)	(0.09)	—	—	—
Total distributions	(0.13)		(0.20)	(0.40)	(0.28)	(0.17)	(0.07)	(0.17)

Net asset value, end of period	$10.56		$10.72	$10.94	$11.09	$11.18	$11.13	$10.90
Total return[6]	(0.32)%		(0.18)%	2.29%	1.84%	1.86%	2.80%	(1.44)%

Net assets, end of period (000s)	$175		$147	$208	$185	$106	$15	$14

Ratios to average net assets:
Gross expenses	1.32%[7,8]		1.23%[8]	1.26%[8]	1.36%[8]	1.19%[8]	1.28%[7]	1.37%
Net expenses[9,10]	1.15	[7],8	1.15 [8]	1.15 [8]	1.15 [8]	1.15 [8]	1.15 [7]	1.15
Net investment income	2.28	[7]	1.85	1.69	1.72	1.45	1.71 [7]	1.53

Portfolio turnover rate[11]	59%		84%	55%	106%	59%	34%	119%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended November 30, 2018, 154%, 60%, 106% and 61% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.71	$10.94	$11.09	$11.17	$11.13	$10.90	$11.23

Income (loss) from operations:
Net investment income	0.15	0.27	0.26	0.26	0.24	0.11	0.24
Net realized and unrealized gain (loss)	(0.14)	(0.23)	0.06	0.01	0.04	0.22	(0.33)
Total income (loss) from operations	0.01	0.04	0.32	0.27	0.28	0.33	(0.09)

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.25)	(0.26)	(0.24)	(0.10)	(0.24)
Net realized gains	—	—	(0.22)	(0.09)	—	—	—
Total distributions	(0.16)	(0.27)	(0.47)	(0.35)	(0.24)	(0.10)	(0.24)

Net asset value, end of period	$10.56	$10.71	$10.94	$11.09	$11.17	$11.13	$10.90
Total return[5]	0.08%	0.36%	2.95%	2.49%	2.53%	3.08%	(0.78)%

Net assets, end of period (millions)	$486	$432	$306	$285	$227	$192	$211

Ratios to average net assets:
Gross expenses	0.53%[6]	0.52%	0.50%	0.52%	0.50%	0.51%[6]	0.50%
Net expenses	0.53 [6]	0.52	0.50	0.51 [7]	0.49 [7]	0.49 [6,7]	0.48 [7]
Net investment income	2.91 [6]	2.52	2.34	2.36	2.15	2.36 [6]	2.18

Portfolio turnover rate[8]	59%	84%	55%	106%	59%	34%	119%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended November 30, 2018, 154%, 60%, 106% and 61% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% for the year ended December 31, 2013.

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2018	2017	2016	2015	2014[3]	2013[4]

Net asset value, beginning of period	$10.72	$10.95	$11.10	$11.17	$11.13	$10.90	$11.23

Income (loss) from operations:
Net investment income	0.16	0.28	0.26	0.26	0.24	0.11	0.25
Net realized and unrealized gain (loss)	(0.15)	(0.23)	0.06	0.03	0.04	0.23	(0.33)
Total income (loss) from operations	0.01	0.05	0.32	0.29	0.28	0.34	(0.08)

Less distributions from:
Net investment income	(0.16)	(0.28)	(0.25)	(0.27)	(0.24)	(0.11)	(0.25)
Net realized gains	—	—	(0.22)	(0.09)	—	—	—
Total distributions	(0.16)	(0.28)	(0.47)	(0.36)	(0.24)	(0.11)	(0.25)

Net asset value, end of period	$10.57	$10.72	$10.95	$11.10	$11.17	$11.13	$10.90
Total return[5]	0.12%	0.43%	3.01%	2.65%	2.58%	3.10%	(0.74)%

Net assets, end of period (millions)	$348	$337	$308	$221	$418	$339	$283

Ratios to average net assets:
Gross expenses	0.45%[6,7]	0.45%[7]	0.45%[7]	0.46%[7]	0.45%[7]	0.47%[6]	0.47%
Net expenses[8,9]	0.45 [6,7]	0.45 [7]	0.45 [7]	0.45 [7]	0.45 [7]	0.45 [6]	0.44
Net investment income	2.98 [6]	2.58	2.39	2.39	2.20	2.41 [6]	2.25

Portfolio turnover rate[10]	59%	84%	55%	106%	59%	34%	119%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2018 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 63% for the six months ended November 30, 2018, 154%, 60%, 106% and 61% for the years ended May 31, 2018, 2017, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% for the year ended December 31, 2013.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

42	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Financials	—	$111,979,119	$0	*	$111,979,119
Industrials	—	17,675,226	287,485		17,962,711
Other corporate bonds & notes	—	163,093,591	—		163,093,591
U.S. Government & agency obligations	—	261,221,524	—		261,221,524
Mortgage-backed securities	—	85,561,394	—		85,561,394
Collateralized mortgage obligations	—	69,297,821	—		69,297,821
Asset-backed securities	—	53,807,818	—		53,807,818
Sovereign bonds	—	37,274,101	—		37,274,101
U.S. Treasury inflation protected securities	—	4,203,603	—		4,203,603
Purchased options	$256,868	—	—		256,868
Total long-term investments	256,868	804,114,197	287,485		804,658,550
Short-term investments†:
Commercial paper	—	32,466,390	—		32,466,390
Certificates of deposit	—	11,359,970	—		11,359,970
Money market funds	—	26,919,776	—		26,919,776
Total short-term investments	—	70,746,136	—		70,746,136
Total investments	$256,868	$874,860,333	$287,485		$875,404,686
Other financial instruments:
Futures contracts	687,374	—	—		687,374
Centrally cleared interest rate swaps	—	166,746	—		166,746
Total other financial instruments	$687,374	$166,746	—		$854,120
Total	$944,242	$875,027,079	$287,485		$876,258,806

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Written options	$440,419	—	—		$440,419
Futures contracts	1,511,121	—	—		1,511,121
Centrally cleared interest rate swaps	—	$923,499	—		923,499
Centrally cleared credit default swaps on credit indices — sell protection	—	26,972	—		26,972
Total	$1,951,540	$950,471	—		$2,902,011

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

44	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts.

Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2018, the total notional value of all credit default swaps to sell protection was $21,540,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

46	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

For average notional amounts of swaps held during the six-months ended November 30, 2018, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

48	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the pur-chase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The undefined investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related

50	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

During the six months ended November 30, 2018, fees waived and/or expenses reimbursed amounted to $1,367.

52	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2019	—	—	$236	—	$10,674
Expires May 31, 2020	—	—	226	—	12,144
Expires May 31, 2021	—	—	145	—	1,222
Total fee waivers/expense reimbursements subject to recapture	—	—	$607	—	$24,040

For the six months ended November 30, 2018, fee waivers and/or expense reimbursements recaptured, if any, were as follows:

	Class R	Class IS
LMPFA recaptured	$6	$1,222

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$129
CDSCs	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended November 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$284,995,209	$218,910,557
Sales	64,858,177	393,979,999

At November 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$902,324,968	$2,322,214	$(29,242,496)	$(26,920,282)
Swap contracts	338,115	166,746	(950,471)	(783,725)
Written options	569,626	240,238	(111,031)	129,207
Futures contracts	—	687,374	(1,511,121)	(823,747)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2018.

ASSET DERIVATIVES[1]
			Interest Rate Risk
Purchased options[2]			$256,868
Futures contracts[3]			687,374
Centrally cleared swap contracts[4]			166,746
Total			$1,110,988

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$440,419	—	$440,419
Futures contracts[3]	1,511,121	—	1,511,121
Centrally cleared swap contracts[4]	923,499	$26,972	950,471
Total	$2,875,039	$26,972	$2,902,011

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

54	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(2,555,724)	—	$(2,555,724)
Written options	1,244,539	—	1,244,539
Futures contracts	1,921,763	—	1,921,763
Swap contracts	(22,380)	$126,602	104,222
Total	$588,198	$126,602	$714,800

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(928,946)	—	$(928,946)
Written options	616,143	—	616,143
Futures contracts	1,318,653	—	1,318,653
Swap contracts	178,840	$22,290	201,130
Total	$1,184,690	$22,290	$1,206,980

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended November 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$556,098
Written options	375,970
Futures contracts (to buy)	760,792,207
Futures contracts (to sell)	331,693,984
Average Notional Balance
Interest rate swap contracts	$98,558,571
Credit default swap contracts (to sell protection)	10,157,143

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$4,516	$3,438
Class C	2,276	371
Class R	441	318
Class I	—	185,467
Class IS	—	626
Total	$7,233	$190,220

For the six months ended November 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class R	$145
Class I	—
Class IS	1,222
Total	$1,367

6. Distributions to shareholders by class

	Six Months Ended November 30, 2018	Year Ended May 31, 2018
Net Investment Income:
Class A	$47,636	$155,743
Class C	4,290	9,503
Class R	2,106	4,579
Class I	6,872,170	9,350,315
Class IS	5,290,718	8,105,628
Total	$12,216,920	$17,625,768

7. Capital Shares

At November 30, 2018, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	69,116	$734,918	2,277,696	$24,975,210
Shares issued on reinvestment	3,483	36,992	9,734	106,372
Shares repurchased	(32,371)	(344,113)	(2,542,591)	(27,934,334)
Net increase (decrease)	40,228	$427,797	(255,161)	$(2,852,752)

56	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Amount	Shares	Amount
Class C
Shares sold	—	—	10,880	$119,593
Shares issued on reinvestment	396	$4,216	854	9,301
Shares repurchased	(9,272)	(98,633)	(33,939)	(370,214)
Net decrease	(8,876)	$(94,417)	(22,205)	$(241,320)

Class R
Shares sold	4,466	$47,666	15,653	$171,397
Shares issued on reinvestment	170	1,806	200	2,168
Shares repurchased	(1,747)	(18,509)	(21,166)	(228,338)
Net increase (decrease)	2,889	$30,963	(5,313)	$(54,773)

Class I
Shares sold	9,619,413	$102,358,615	18,221,974	$198,234,886
Shares issued on reinvestment	422,356	4,490,083	482,898	5,238,946
Shares repurchased	(4,292,121)	(45,627,473)	(6,396,947)	(69,239,704)
Net increase	5,749,648	$61,221,225	12,307,925	$134,234,128

Class IS
Shares sold	1,358,445	$14,448,541	3,728,673	$40,380,516
Shares issued on reinvestment	493,824	5,255,220	740,056	8,045,548
Shares repurchased	(386,271)	(4,097,211)	(1,161,928)	(12,617,996)
Net increase	1,465,998	$15,606,550	3,306,801	$35,808,068

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2018. The following transactions were effected in shares of such companies for the six months ended November 30, 2018.

	Affiliate Value at May 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$214,219,776	214,219,776	$187,300,000	187,300,000

Western Asset Intermediate Bond Fund 2018 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2018
Western Asset Government Cash Management Portfolio LLC	—	$314,606	—	$26,919,776

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2018, the Fund incurred a commitment fee in the amount of $2,689. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2018.

10. Deferred capital losses

As of May 31, 2018, the Fund had deferred capital losses of $1,238,725 which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

58	Western Asset Intermediate Bond Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 11, 2018 and October 29, 2018. At a meeting held on November 13, 2018, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreement between LMPFA and WAML with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve and renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the

Western Asset Intermediate Bond Fund	59

Board approval of management and subadvisory agreements (unaudited) (cont’d)

capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three-, five- and ten-year periods ended June 30, 2018. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for the one-year period, but was lower than the peer group’s average performance for the three-, five-, and ten-year periods. The Directors also noted that the Fund’s performance exceeded that of its benchmark for all such periods. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to LMPFA was slightly lower than the median of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the management fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and the Subadvisers may receive from their relationships with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In

60	Western Asset Intermediate Bond Fund

that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund	61

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Transfer Agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon (“BNY”)

Independent registered public accounting firm

Pricewaterhouse Coopers LLP

Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 1/19 SR18-3532

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 22, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: January 22, 2019